Revision Of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Prior Period Adjustment [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT

	Total Shareholders
	Deficit (as previously presented)	Adjustments	Total Shareholders’ Deficit (as revised)
Balance – April 22, 2021
Issuance of Class B ordinary shares to Sponsor	25,000	—	25,000
Surrender of Class B ordinary shares	—	—	—
Issuance of Class B ordinary shares	—	—	—
Issuance of Private Placement Warrants	8,623,539	14,961	8,638,500
Fair Value of Public Warrants	5,302,580	297,219	5,599,799
Fair Value of Underwriter Shares in excess of cost	—	623,500	623,500
Issuance of Underwriter shares	—	500,000	500,000
Issuance costs	—	(378,105)	(378,105)
Remeasurement of Class A ordinary shares to redemption value	(19,461,011)	(1,057,575)	(20,543,086)
Net loss	(215,218)	—	(215,218)

Balance – December 31, 2021	$(5,749,610)		(5,749,610)